Variable Interest Entity (Details) - USD ($)	1 Months Ended	6 Months Ended
	Nov. 30, 2024	Jun. 30, 2025	Dec. 31, 2024	Dec. 30, 2021
Variable Interest Entity [Line Items]
Description of common stock voting rights		Each Class A share of Libra is entitled to 1 vote while each Class B share of Libra is entitled to 10 votes.
Share of economic (in Dollars per share)				$ 0.001
Business Combination, Series of Individually Immaterial Business Combinations [Member]
Variable Interest Entity [Line Items]
Voting right percentage		31.51%
Business Combination, Series of Individually Immaterial Business Combinations [Member] | Mios [Member]
Variable Interest Entity [Line Items]
Voting right percentage		48.39%
Business Combination, Series of Individually Immaterial Business Combinations [Member] | Scipio [Member]
Variable Interest Entity [Line Items]
Voting right percentage		48.36%
Variable Interest Entity [Member]
Variable Interest Entity [Line Items]
Other liabilities (in Dollars)		$ 0	$ 0
Equity investment (in Dollars)
Class A Ordinary Shares [Member]
Variable Interest Entity [Line Items]
Description of common stock voting rights		one
Class A Ordinary Shares [Member] | Scipio [Member]
Variable Interest Entity [Line Items]
Acquired shares (in Shares)	10,000
Class B Ordinary Shares [Member]
Variable Interest Entity [Line Items]
Description of common stock voting rights		ten
Class B Ordinary Shares [Member] | Variable Interest Entity [Member] | Scipio [Member]
Variable Interest Entity [Line Items]
Acquired shares (in Shares)	5,850,000
Libra Sciences Limited [Member]
Variable Interest Entity [Line Items]
Description of common stock voting rights		each Class A ordinary share is entitled to 1 vote and 1 share of economic benefit of the respective company, while each Class B ordinary share is entitled to 10 votes
Ownership interest percentage		97.27%
Libra Sciences Limited [Member] | Business Combination, Series of Individually Immaterial Business Combinations [Member]
Variable Interest Entity [Line Items]
Voting right percentage		48.33%
Libra Sciences Limited [Member] | Group’s subsidiaries [Member]
Variable Interest Entity [Line Items]
Voting right percentage		31.51%
Mios Pharmaceuticals Limited [Member]
Variable Interest Entity [Line Items]
Ownership interest percentage		97.93%
Mios Pharmaceuticals Limited [Member] | Group’s subsidiaries [Member]
Variable Interest Entity [Line Items]
Voting right percentage		36.17%
Scipio Life Sciences Limited [Member]
Variable Interest Entity [Line Items]
Ownership interest percentage		97.93%
Scipio Life Sciences Limited [Member] | Group’s subsidiaries [Member]
Variable Interest Entity [Line Items]
Voting right percentage		35.06%